Accrued expenses and other liabilities - Contract liabilities (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Contract Liabilities
Opening contract liabilities	€ 546.5	€ 1,962.3	€ 1,408.3
IFRS 15 transition adjustment			287.0
Revenue deferred during the year	1,248.0	6,107.2	6,914.9
Revenue recognized during the year	(1,503.6)	(7,523.0)	(6,647.9)
Closing contract liabilities	€ 290.9	€ 546.5	€ 1,962.3